Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Billions	Feb. 05, 2024	Jan. 30, 2024
Subsequent Events
Dividend declared (in dollars per share)		$ 1.66
US dollar, fixed-rate notes issued 2024
Subsequent Events
Aggregate amount of debt issued	$ 5.5
US dollar, fixed-rate notes issued 2024 | Minimum
Subsequent Events
Credit facility term	2 years
Coupon rate (as a percent)	4.60%
US dollar, fixed-rate notes issued 2024 | Maximum
Subsequent Events
Credit facility term	30 years
Coupon rate (as a percent)	5.30%